RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 7) (CAD) In Millions, unless otherwise specified																																							6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Level 3	Dec. 31, 2012 Level 3	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Options Natural gas	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Options NGL	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options Natural gas Minimum price	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options Natural gas Maximum price	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options Natural gas Weighted average price	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options NGL Minimum price	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options NGL Maximum price	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options NGL Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(831)	(1,047)	(79)	(24)	3				10				24				(133)				(17)				15				12				(1)				1	7
Forward price						3.30	4.27	3.81		68.66	116.46	98.15		0.24	1.99	1.21		40.50	95.50	58.73		2.89	5.45	3.84		69.70	116.20	97.47		0.02	2.49	1.37		30.74	39.91	33.06
Option Volatility (as a percent)																																							29.00%	36.00%	31.00%	25.00%	108.00%	47.00%